DEBT (Details) - Infinity Note - Related Party - USD ($)		12 Months Ended
	Jul. 01, 2015	Dec. 31, 2016	Dec. 31, 2015	Feb. 28, 2015
DEBT (Details) - Infinity Note - Related Party [Line Items]
Repayments of Notes Payable		$ 917,307	$ 6,337
Interest Expense		5,476,084	300,669
Infinity Capital [Member]
DEBT (Details) - Infinity Note - Related Party [Line Items]
Debt Instrument, Interest Rate, Effective Percentage				5.00%
Repayments of Notes Payable	$ 309,000
Interest Expense		$ 61,000	$ 60,000